HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

February 4, 2013

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Hillman Capital Management Investment Trust (“Trust”) (File Nos. 333-44568 and 811-10085) on behalf of The Hillman Focused Advantage Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced series do not differ from those contained in Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28 , 2013.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
Hillman Capital Management Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:           Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001